                            MID-CAP GROWTH PORTFOLIO
                                NEUBERGER&BERMAN
                           ADVISERS MANAGEMENT TRUST
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 1998

                                                                    NBAMTSA80698

PORTFOLIO MANAGERS' COMMENTARY
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Mid-Cap Growth Portfolio
   PORTFOLIO CO-MANAGERS JENNIFER SILVER AND BROOKE COBB LOVE SURPRISES -- POSITIVE EARNINGS SURPRISES THAT IS. THEIR RESEARCH REVEALS THAT THE STOCKS OF COMPANIES CONSISTENTLY EXCEEDING CONSENSUS EARNINGS ESTIMATES HAVE TENDED TO BE TERRIFIC PERFORMERS. THEY COMPUTER-SCREEN THE MID-CAP GROWTH STOCK UNIVERSE TO ISOLATE STOCKS WHOSE MOST RECENT EARNINGS HAVE BEATEN THE STREET'S EXPECTATIONS. THEY THEN ROLL UP THEIR SLEEVES, AND THROUGH DILIGENT FUNDAMENTAL RESEARCH, STRIVE TO IDENTIFY THOSE COMPANIES MOST LIKELY TO RECORD A STRING OF POSITIVE EARNINGS SURPRISES. THEIR GOAL IS TO INVEST TODAY IN THE FAST GROWING MID-SIZED COMPANIES THAT WILL COMPRISE TOMORROW'S FORTUNE 500.
   We are pleased to report that for the six-month period concluding June 30, 1998, the AMT Mid-Cap Growth Portfolio's total return nearly doubled the gain of its benchmark, the Standard & Poor's MidCap 400/BARRA Growth Index. The Portfolio's return also materially exceeded the gains of the leading large-cap stock indices -- quite an accomplishment considering that large-cap stocks continued to outpace mid-cap stocks by a substantial margin.
   In the first half of 1998, value retailers Staples and TJX Companies performed quite well as the strong domestic economy and high consumer confidence helped propel earnings. Technology holdings like Citrix Systems, Applied Micro Circuits, BMC Software and J.D. Edwards & Co. also contributed to returns. We believe our success in the technology group was largely the result of our decision last summer to eliminate commodity-oriented technology stocks whose earnings might be vulnerable to Asian economic weakness and to focus instead on productivity-enhancing tech companies serving niche markets. Media holdings including billboard advertiser Outdoor Systems and radio broadcaster Chancellor Media were buoyed by strong earnings gains and continued consolidation in their respective industries.
   Over the last six months, we were over weighted in most of the right industry groups and under-weighted in most of the market's trouble spots. However, we believe our stock picking discipline deserves more credit for the portfolio's success than our industry group allocation. For example, as we said earlier, our technology holdings performed very well despite mixed results for the group as a whole. Even our limited holdings in poor performing industry groups like capital goods and energy did well on a relative basis. We believe that over time, stock selection will contribute 80-90% of portfolio returns. We hope to be rewarded by portfolio holdings posting consistently positive earnings surprises. Our primary disappointments will likely come from what we expect to be a much smaller percentage of portfolio companies recording unanticipated earnings shortfalls. We had only a few such unpleasant surprises during this reporting period. If we can maintain a good batting average, we believe we can continue to generate superior returns over the long term.
   Despite the Portfolio's excellent performance relative to the large-cap stock indices over this six-month reporting period, as has been the case for several years, large-cap stocks continued to provide the most generous returns. Namely, in the first half of 1998, the S&P "500" posted a total return of 17.61%* versus the S&P MidCap 400/BARRA Growth Index's 11.96%* gain. Historically, during the fifty-one year period from 1926 through 1997, mid-cap stocks outperformed large-cap stocks on an average annualized basis. And, they did so without significantly greater volatility. We think the primary reason is that over this extended period, many medium-sized companies have been able to grow earnings faster than their larger, more mature counterparts. While there can be no assurance that this pattern will continue, we believe mid-cap companies still have materially better long-term earnings growth potential and that over time, superior earnings growth will be rewarded.
   What's behind investors' recent preference for the big companies? We suspect the popularity of S&P "500" indexing is partially responsible and most recently, the flight of international money out of Asia and into large, well known U.S. companies has provided an even stronger tailwind for the big-caps. Is this likely to continue? We don't know. Last summer, we thought mid-cap stocks were poised to begin closing the performance gap. Ironically, when Asian economies started to unravel, smaller companies largely serving domestic markets and therefore, less vulnerable to Asian economic weakness, were hit the hardest. Late in second-quarter 1998, mid-cap stocks regained some momentum relative to large-caps, perhaps signaling a turn in investor perception and better relative performance in the years ahead.
   What if we are wrong and investors remain enamored of large-cap stocks at the expense of mid-caps? We hope our stock picking will continue to help us excel relative to our mid-cap stock benchmark and compete effectively with the large-cap indices. In any case, we are comforted knowing we own what we believe to be terrific mid-cap growth companies at very reasonable relative valuations. Recently, we compared the price/earnings ratios and earnings growth rates of the large-cap market favorites and our portfolio holdings in the same industry groups. With only a few exceptions, our holdings had comparable or lower P/Es and materially higher projected earnings growth rates. So, if it is earnings rather than investor perception that drive stock prices over the long term, we believe the AMT Mid-Cap Growth Portfolio is well positioned to reward shareholders.

Sincerely,

              [SIG]                       [SIG]

Jennifer Silver and Brooke Cobb
PORTFOLIO CO-MANAGERS

*The S&P "500" Index is an unmanaged index generally considered to be representative of stock market activity. The S&P MidCap 400/BARRA Growth Index is a benchmark for mid-cap growth stock performance. It is constructed of companies in the S&P MidCap 400 Index, which is a market-value weighted index for mid-cap stock price movement, with higher price-to-book ratios than the companies in its value index counterpart. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of these indices are prepared or obtained by Neuberger&Berman Management Inc.-Registered Trademark- and include reinvestment of dividends and capital gain distributions. The portfolio invests in many securities not included in this above-described indices.

The composition, industries and holdings of the Portfolio are subject to change. The Portfolio is invested in a wide array of securities and no single holding makes up more than a small fraction of its total assets.

Past performance is no guarantee of future results and shares when redeemed may be worth more or less than their original cost.

The investments for the Portfolio are managed by the same portfolio manager(s) who manage one or more other mutual funds that have similar names, investment objectives and investment styles as the Portfolio. You should be aware that the Portfolio is likely to differ from the other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Portfolio can be expected to vary from those of the other mutual funds.

STATEMENT OF ASSETS AND LIABILITIES
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Mid-Cap Growth Portfolio

                                                                June 30,
                                                                  1998
                                                               (UNAUDITED)
                                                              -------------
ASSETS
      Investment in Series, at value (Note A)                 $  14,926,395
      Receivable for Trust shares sold                              226,446
      Deferred organization costs (Note A)                            9,076
      Receivable from administrator -- net (Note B)                   6,310
                                                              -------------
                                                                 15,168,227
                                                              -------------
LIABILITIES
      Accrued expenses                                               19,615
      Payable for Trust shares redeemed                                 135
                                                              -------------
                                                                     19,750
                                                              -------------
NET ASSETS at value                                           $  15,148,477
                                                              -------------

NET ASSETS consist of:
      Par value                                               $       1,032
      Paid-in capital in excess of par value                     13,537,192
      Accumulated undistributed net investment loss                  (7,494)
      Accumulated net realized gains on investment                  402,837
      Net unrealized appreciation in value of investment          1,214,910
                                                              -------------
NET ASSETS at value                                           $  15,148,477
                                                              -------------

SHARES OUTSTANDING
      ($.001 par value; unlimited shares authorized)              1,031,755
                                                              -------------

NET ASSET VALUE, offering and redemption price per share             $14.68
                                                              -------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Mid-Cap Growth Portfolio

                                                                For the
                                                              Six Months
                                                                 Ended
                                                               June 30,
                                                                 1998
                                                              (UNAUDITED)
                                                              -----------
INVESTMENT INCOME
    Investment income from Series (Note A)                    $   26,370
                                                              -----------
    Expenses:
      Administration fee (Note B)                                  9,519
      Shareholder reports                                         12,330
      Custodian fees                                               4,960
      Amortization of deferred organization and initial
       offering expenses (Note A)                                    972
      Trustees' fees and expenses                                    132
      Auditing fees                                                   57
      Registration and filing fees                                    29
      Miscellaneous                                                  263
      Expenses from Series (Notes A & B)                          37,917
                                                              -----------
        Total expenses                                            66,179
      Expenses reimbursed by administrator and reduced by
       custodian fee expense offset arrangement (Note B)         (34,450)
                                                              -----------
        Total net expenses                                        31,729
                                                              -----------
        Net investment loss                                       (5,359)
                                                              -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS FROM SERIES
  (NOTE A)
    Net realized gain on investment securities                   404,058
    Change in net unrealized appreciation of investment
     securities                                                1,142,505
                                                              -----------
        Net gain on investments from Series (Note A)           1,546,563
                                                              -----------
        Net increase in net assets resulting from operations  $1,541,204
                                                              -----------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Mid-Cap Growth Portfolio

                                                                               Period from
                                                                             November 3, 1997
                                                               Six Months     (Commencement
                                                                 Ended        of Operations)
                                                                June 30,            to
                                                                  1998         December 31,
                                                              (UNAUDITED)          1997
                                                              -------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income (loss)                              $    (5,359)      $      669
    Net realized gain on investments from Series (Note A)         404,058           18,405
    Change in net unrealized appreciation of investments
      from Series (Note A)                                      1,142,505           72,405
                                                              -------------------------------
    Net increase in net assets resulting from operations        1,541,204           91,479
                                                              -------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                          (2,804)              --
    Net realized gain on investments                              (19,626)              --
                                                              -------------------------------
    Total distributions to shareholders                           (22,430)              --
                                                              -------------------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold                                  12,083,654        1,607,670
    Proceeds from reinvestment of dividends and
      distributions                                                22,430               --
    Payments for shares redeemed                                 (175,528)              (2)
                                                              -------------------------------
    Net increase from Trust share transactions                 11,930,556        1,607,668
                                                              -------------------------------
NET INCREASE IN NET ASSETS                                     13,449,330        1,699,147
NET ASSETS:
    Beginning of period                                         1,699,147               --
                                                              -------------------------------
    End of period                                             $15,148,477       $1,699,147
                                                              -------------------------------
    Accumulated undistributed net investment income (loss)
      at end of period                                        $    (7,494)      $      669
                                                              -------------------------------
NUMBER OF TRUST SHARES:
    Sold                                                          899,037          144,925
    Issued on reinvestment of dividends and distributions           1,799               --
    Redeemed                                                      (14,006)              --
                                                              -------------------------------
    Net increase in shares outstanding                            886,830          144,925
                                                              -------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Neuberger&Berman Advisers Management Trust             June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
          Mid-Cap Growth Portfolio

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Mid-Cap Growth Portfolio (the "Fund") is a separate operating series of Neuberger&Berman Advisers Management Trust-SM- (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated May 23, 1994. The Fund had no operations until November 3, 1997, other than matters relating to its organization and registration as a series of the Trust. The Trust is currently comprised of eight separate operating series (the "Funds"). The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.
      The assets of each fund belong only to that fund, and the liabilities of each fund are borne solely by that fund and no other.
      The Fund seeks to achieve its investment objective by investing all of its net investable assets in AMT Mid-Cap Growth Investments (the "Series"), a series of Advisers Managers Trust having the same investment objective and policies as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series (100% at June 30, 1998). The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.
2) PORTFOLIO VALUATION: The Fund records its investment in the Series at value. Investment securities held by the Series are valued by Advisers Managers Trust as indicated in the notes following the Series' Schedule of Investments.
3) FEDERAL INCOME TAXES: The Funds are treated as separate entities for Federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, Federal income taxes. Accordingly, the Fund paid no Federal income taxes and no provision for Federal income taxes was required.
4) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund earns income, net of Series expenses, daily on its investment in the Series. Income dividends and distributions from net realized capital gains, if any, are normally distributed in February. Income dividends and capital gain distributions to shareholders are recorded on the ex-dividend date. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains.
      The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

Neuberger&Berman Advisers Management Trust             June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
          Mid-Cap Growth Portfolio

5) ORGANIZATION EXPENSES: Expenses incurred by the Fund in connection with its organization are being amortized by the Fund on a straight-line basis over a five-year period. At June 30, 1998, the unamortized balance of such expenses amounted to $9,076.
6) EXPENSE ALLOCATION: Expenses directly attributable to a fund are charged to that fund. Expenses not directly attributed to a fund are allocated, on the basis of relative net assets, to each of the Funds.
7) OTHER: All net investment income and realized and unrealized capital gains and losses of the Series are allocated pro rata among the Fund and any other investors in the Series.

NOTE B -- ADMINISTRATION FEES, DISTRIBUTION ARRANGEMENTS, AND OTHER TRANSACTIONS
          WITH AFFILIATES:
   Fund shares are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies issued through separate accounts of life insurance companies.
   The Fund retains Neuberger&Berman Management Incorporated-Registered Trademark- ("N&B Management") as its administrator under an Administration Agreement ("Agreement"). Pursuant to this Agreement the Fund pays N&B Management an administration fee at the annual rate of 0.30% of the Fund's average daily net assets. The Fund indirectly pays for investment management services through its investment in the Series (see Note B of Notes to Financial Statements of the Series).
   Effective May 1, 1995, the trustees of the Trust adopted a non-fee distribution plan for each series of the Trust.
   N&B Management has voluntarily undertaken to limit the Fund's expenses by reimbursing the Fund for its operating expenses and its pro rata share of its Series' operating expenses (including the fees payable to N&B Management, but excluding interest, taxes, brokerage commissions, extraordinary expenses, and transaction costs) ("Operating Expenses") which exceed, in the aggregate, 1% per annum of the Fund's average daily net assets (the "Expense Limitation"). This undertaking is subject to termination by N&B Management upon at least 60 days' prior written notice to the Fund. The Fund has agreed to repay N&B Management through December 31, 1999, for its excess Operating Expenses previously reimbursed by N&B Management, so long as its annual Operating Expenses during that period do not exceed its Expense Limitation. For the six months ended June 30, 1998, such excess expenses amounted to $34,318.
   All of the capital stock of N&B Management is owned by individuals who are also principals of Neuberger&Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Series. Several individuals who are officers and/or trustees of the Trust are also principals of Neuberger and/or officers and/or directors of N&B Management.
   The Series has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Expenses from Series, was a reduction of $132.

NOTE C -- INVESTMENT TRANSACTIONS:
   During the six months ended June 30, 1998, additions and reductions in the Fund's investment in its Series amounted to $11,865,621 and $48,056, respectively.

Neuberger&Berman Advisers Management Trust             June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
          Mid-Cap Growth Portfolio

NOTE D -- UNAUDITED FINANCIAL INFORMATION:
   The financial information included in this interim report is taken from the records of the Fund without audit by independent auditors. Annual reports contain audited financial statements.

FINANCIAL HIGHLIGHTS
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Mid-Cap Growth Portfolio
   The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of the Series' income and expenses. It should be read in conjunction with its Series' Financial Statements and notes thereto.(1)

                                                                Six Months Ended         Period from
                                                                    June 30,         November 3, 1997(2)
                                                                      1998             to December 31,
                                                                  (UNAUDITED)               1997
                                                                ----------------------------------------
Net Asset Value, Beginning of Period                                 $11.72                $10.00
                                                                ----------------------------------------
Income From Investment Operations
    Net Investment Income (Loss)                                       (.01)                  .01
    Net Gains or Losses on Securities (both realized and
     unrealized)                                                       3.05                  1.71
                                                                ----------------------------------------
      Total From Investment Operations                                 3.04                  1.72
                                                                ----------------------------------------
Less Distributions
    Dividends (from net investment income)                             (.01)                   --
    Distributions (from net capital gains)                             (.07)                   --
                                                                ----------------------------------------
      Total Distributions                                              (.08)                   --
                                                                ----------------------------------------
Net Asset Value, End of Period                                       $14.68                $11.72
                                                                ----------------------------------------
Total Return(3)(4)                                                   +26.06%               +17.20%
                                                                ----------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Period (in millions)                          $ 15.1                $  1.7
                                                                ----------------------------------------
    Ratio of Gross Expenses to Average Net Assets(5)(6)                1.00%                 1.05%
                                                                ----------------------------------------
    Ratio of Net Expenses to Average Net Assets(6)(7)                  1.00%                 1.00%
                                                                ----------------------------------------
    Ratio of Net Investment Income (Loss) to Average Net
     Assets(6)(7)                                                      (.17%)                 .83%
                                                                ----------------------------------------

 SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS
Neuberger&Berman Advisers Management Trust             June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
          Mid-Cap Growth Portfolio
1) The per share amounts which are shown have been computed based on the average number of shares outstanding during each fiscal period.
2) The date investment operations commenced.
3) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if N&B Management had not reimbursed certain expenses. The total return information shown does not reflect charges and other expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown.
4) Not annualized.
5) The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.
6) Annualized.
7) After reimbursement of expenses by N&B Management as described in Note B of Notes to Financial Statements. Had N&B Management not undertaken such action the annualized ratios of net expenses and net investment income (loss) to average daily net assets would have been higher and lower, respectively.

SCHEDULE OF INVESTMENTS
Advisers Managers Trust                                June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
          AMT Mid-Cap Growth Investments

 Number                                      Market
of Shares                                   Value(1)
---------                                  -----------
           COMMON STOCKS (84.8%)
BASIC MATERIALS (0.3%)
    1,200  Cytec Industries                $    53,100
                                           -----------
CAPITAL GOODS (5.6%)
    3,800  Eastern Environmental Services      129,200
   11,600  HON INDUSTRIES                      394,400
    5,700  Mettler-Toledo International        114,356
    4,000  USA Waste Services                  197,500
                                           -----------
                                               835,456
                                           -----------
COMMUNICATIONS (5.6%)
    4,200  ICG Communications                  153,563
    3,400  Intermedia Communications           142,588
    5,600  RSL Communications                  168,000
    9,000  SmarTalk TeleServices               131,062
   10,000  USWeb Corp.                         236,875
                                           -----------
                                               832,088
                                           -----------
CONSUMER CYCLICALS (20.1%)
    3,500  Abercrombie & Fitch                 154,000
   12,800  Avis Rent A Car                     316,800
    6,700  General Nutrition                   208,538
    5,300  Hayes Lemmerz International         210,675
   11,200  Linens 'n Things                    342,300
    7,450  Outdoor Systems                     208,600
   17,500  PETsMART, Inc.                      175,000
    2,550  Promus Hotel                         98,175
   12,000  Restoration Hardware                301,500
    2,900  Robert Half International           162,037
    4,800  StaffMark, Inc.                     175,800
    9,500  Staples, Inc.                       274,906
    5,100  Sylvan Learning Systems             167,025
    8,500  TJX Cos.                            205,063
                                           -----------
                                             3,000,419
                                           -----------

 Number                                      Market
of Shares                                   Value(1)
---------                                  -----------
CONSUMER STAPLES (11.2%)
    5,300  American Italian Pasta          $   197,425
   13,300  Brinker International               256,025
    5,800  Capstar Broadcasting                145,725
    7,700  Chancellor Media                    382,353
    4,945  CKE Restaurants                     203,981
    2,300  Estee Lauder                        160,281
    3,900  Suiza Foods                         232,781
    2,600  Valassis Communications             100,263
                                           -----------
                                             1,678,834
                                           -----------
ENERGY (1.6%)
    4,100  BJ Services                         119,156
    4,900  Noble Drilling                      117,906
                                           -----------
                                               237,062
                                           -----------
FINANCIAL SERVICES (3.9%)
    4,500  Finova Group                        254,812
    5,200  FIRSTPLUS Financial Group           187,200
    3,700  GreenPoint Financial                139,213
                                           -----------
                                               581,225
                                           -----------
HEALTH CARE (9.3%)
    8,500  Alternative Living Services         229,500
    5,200  Biogen, Inc.                        254,800
    4,900  Elan Corp. ADR                      315,131
    3,100  Quintiles Transnational             152,481
    1,800  Sofamor Danek Group                 155,813
    1,300  STERIS Corp.                         82,672
    4,100  Watson Pharmaceuticals              191,419
                                           -----------
                                             1,381,816
                                           -----------
TECHNOLOGY (22.4%)
    3,800  Advanced Fibre Communications       152,237
    3,800  Analog Devices                       93,338
    5,500  Applied Micro Circuits              142,313
    1,500  BMC Software                         77,906

Advisers Managers Trust                                June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

          AMT Mid-Cap Growth Investments

 Number                                      Market
of Shares                                   Value(1)
---------                                  -----------
    2,200  Cambridge Technology Partners   $   120,175
    6,100  CBT Group ADR                       326,350
    3,850  CIENA Corp.                         268,056
    5,300  Citrix Systems                      362,387
      700  Excite, Inc.                         65,450
    9,700  J.D. Edwards                        416,494
    4,100  Network Appliance                   159,644
    8,000  Network Associates                  383,000
    7,800  Sanmina Corp.                       338,325
    6,100  Staff Leasing                       179,950
    5,300  Sterling Commerce                   257,050
                                           -----------
                                             3,342,675
                                           -----------
TRANSPORTATION (2.4%)
    4,600  Southwest Airlines                  136,275
    2,900  US Airways Group                    229,825
                                           -----------
                                               366,100
                                           -----------
UTILITIES (2.4%)
    6,700  AES Corp.                           352,169
                                           -----------
           TOTAL COMMON STOCKS (COST
           $11,446,034)                     12,660,944
                                           -----------
Principal                                    Market
 Amount                                     Value(1)
---------                                  -----------
           U.S. TREASURY SECURITIES
           (15.6%)
$2,345,000 U.S. Treasury Bills, 4.72% -
           4.92%, due 7/9/98 - 8/20/98
           (COST $2,333,420)               $ 2,333,420(2)
                                           -----------
           SHORT-TERM INVESTMENTS (2.2%)
  321,760  N&B Securities Lending Quality
           Fund, LLC (COST $321,760)           321,760(2)
                                           -----------
           TOTAL INVESTMENTS (102.6%)
           (COST $14,101,214)               15,316,124(3)
           Liabilities, less cash,
           receivables and other assets
           [(2.6%)]                           (389,728)
                                           -----------
           TOTAL NET ASSETS (100.0%)       $14,926,396
                                           -----------

SEE NOTES TO SCHEDULE OF INVESTMENTS

NOTES TO SCHEDULE OF INVESTMENTS
Advisers Managers Trust                                June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
          AMT Mid-Cap Growth Investments
1) Investment securities of the Series are valued at the latest sales price; securities for which no sales were reported, unless otherwise noted, are valued at the mean between the closing bid and asked prices. The Series values all other securities by a method that the trustees of Advisers Managers Trust believe accurately reflects fair value. Foreign security prices are furnished by independent quotation services expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using current exchange rates. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.
2) At cost, which approximates market value.
3) At June 30, 1998, the cost of investments for Federal income tax purposes was $14,101,214. Gross unrealized appreciation of investments was $1,557,491 and gross unrealized depreciation of investments was $342,581, resulting in net unrealized appreciation of $1,214,910, based on cost for Federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Mid-Cap Growth Investments

                                                                June 30,
                                                                  1998
                                                              (UNAUDITED)
                                                              ------------
ASSETS
      Investments in securities, at market value* (Note
       A) -- see Schedule of Investments                      $ 15,316,124
      Cash                                                           8,557
      Deferred organization costs (Note A)                          11,887
      Dividends and interest receivable                              1,552
      Other Assets                                                     542
                                                              ------------
                                                                15,338,662
                                                              ------------
LIABILITIES
      Payable for collateral on securities loaned (Note A)         321,760
      Payable for securities purchased                              77,427
      Acrued expenses                                                7,586
      Payable to investment manager (Note B)                         5,493
                                                              ------------
                                                                   412,266
                                                              ------------
NET ASSETS Applicable to Investors' Beneficial Interests      $ 14,926,396
                                                              ------------

NET ASSETS consist of:
      Paid-in capital                                         $ 13,711,486
      Net unrealized appreciation in value of investment
       securities                                                1,214,910
                                                              ------------
NET ASSETS                                                    $ 14,926,396
                                                              ------------
*Cost of investments                                          $ 14,101,214
                                                              ------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Mid-Cap Growth Investments

                                                                For the
                                                              Six Months
                                                                 Ended
                                                               June 30,
                                                                 1998
                                                              (UNAUDITED)
                                                              -----------
INVESTMENT INCOME
    Income:
      Dividend income                                         $    2,698
      Interest income                                             23,672
                                                              -----------
        Total income                                              26,370
                                                              -----------
    Expenses:
      Investment management fee (Note B)                          17,481
      Custodian fees (Note B)                                     13,467
      Accounting fees                                              4,959
      Amortization of deferred organization and initial
       offering expenses (Note A)                                    925
      Auditing fees                                                  206
      Trustees' fees and expenses                                    133
      Miscellaneous                                                  746
                                                              -----------
        Total expenses                                            37,917
      Expenses reduced by custodian fee expense offset
       arrangement (Note B)                                         (132)
                                                              -----------
        Total net expenses                                        37,785
                                                              -----------
        Net investment loss                                      (11,415)
                                                              -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
    Net realized gain on investment securities sold              404,058
    Change in net unrealized appreciation of investment
     securities                                                1,142,505
                                                              -----------
        Net gain on investments                                1,546,563
                                                              -----------
        Net increase in net assets resulting from operations  $1,535,148
                                                              -----------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Mid-Cap Growth Investments

                                                                               Period from
                                                                             November 3, 1997
                                                               Six Months     (Commencement
                                                                 Ended        of Operations)
                                                                June 30,            to
                                                                  1998         December 31,
                                                              (UNAUDITED)          1997
                                                              -------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment loss                                       $    (11,415)     $   (3,265)
    Net realized gain on investments                               404,058          18,405
    Change in net unrealized appreciation of investments         1,142,505          72,405
                                                              -------------------------------
    Net increase in net assets resulting from operations         1,535,148          87,545
                                                              -------------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS:
    Additions                                                   11,865,621       1,486,140
    Reductions                                                     (48,056)             (2)
                                                              -------------------------------
    Net increase in net assets resulting from transactions
      in investors' beneficial interests                        11,817,565       1,486,138
                                                              -------------------------------
NET INCREASE IN NET ASSETS                                      13,352,713       1,573,683
NET ASSETS:
    Beginning of period                                          1,573,683              --
                                                              -------------------------------
    End of period                                             $ 14,926,396      $1,573,683
                                                              -------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Advisers Managers Trust                                June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
          AMT Mid-Cap Growth Investments

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: AMT Mid-Cap Growth Investments (the "Series") is a separate operating series of Advisers Managers Trust ("Managers Trust"), a New York common law trust organized as of May 24, 1994. The Series had no operations until November 3, 1997, other than matters relating to its organization and registration as a series of Managers Trust. Managers Trust is currently comprised of eight separate operating series. Managers Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act").
      The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
2) PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Series' Schedule of Investments.
3) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Series becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including original issue discount, where applicable, and accretion of discount on short-term investments, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.
4) FEDERAL INCOME TAXES: Managers Trust intends to comply with the requirements of the Internal Revenue Code. Each series of Managers Trust also intends to conduct its operations so that each of its investors will be able to qualify as a regulated investment company. Each series will be treated as a partnership for Federal income tax purposes and is therefore not subject to Federal income tax.
5) ORGANIZATION EXPENSES: Expenses incurred by the Series in connection with its organization are being amortized by the Series on a straight-line basis over a five-year period. At June 30, 1998, the unamortized balance of such expenses amounted to $11,887.
6) EXPENSE ALLOCATION: Expenses directly attributable to a series are charged to that series. Expenses not directly attributed to a series are allocated, on the basis of relative net assets, to each of the series of Managers Trust.
7) SECURITY LENDING: Securities loans involve certain risks in the event a borrower should fail financially, including delays or inability to recover the lent securities or foreclose against the collateral. The investment manager, under the general supervision of Managers Trust's Board of Trustees, monitors the creditworthiness of the parties to whom the Series makes security loans. The Series will not lend securities on which covered call options have been written, or lend securities on terms which would prevent investors from qualifying as a regulated investment company. Prior to June 1, 1998, the Series made securities loans to Neuberger&Berman, LLC ("Neuberger"), the Series' principal broker and sub-adviser. These loans were made in accordance with an exemptive order issued by the Securities and Exchange Commission under the 1940 Act. The Series received cash as collateral against the lent securities, which was maintained at not less than 100% of the market value of the lent securities during the period of the loan. The Series received income earned on the lent securities and a portion of the income earned on the cash collateral. During the six months ended June 30, 1998, the Series lent securities to Neuberger.

Advisers Managers Trust                                June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
          AMT Mid-Cap Growth Investments
   Effective June 1, 1998, the Series entered into a Securities Lending Agreement with Morgan Stanley & Co. Incorporated ("Morgan"). The Series receives cash collateral equal to at least 100% of the current market value of the loaned securities. The Series invests the cash collateral in the N&B Securities Lending Quality Fund, LLC ("investment vehicle"). Income earned on the investment vehicle is paid to Morgan monthly. The Series receives a fee, payable monthly, negotiated by the Series and Morgan, based on the number and duration of the lending transactions. At June 30, 1998, the value of the securities loaned and the value of the collateral were $313,075 and $321,760, respectively.
8) REPURCHASE AGREEMENTS: The Series may enter into repurchase agreements with institutions that the Series' investment manager has determined are creditworthy. Each repurchase agreement is recorded at cost. The Series requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Series to obtain those securities in the event of a default under the repurchase agreement. The Series monitors, on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to the Series under each such repurchase agreement.

NOTE B -- MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
   The Series retains Neuberger&Berman Management Incorporated ("N&B Management"), as its investment manager under a Management Agreement. For such investment management services, the Series pays N&B Management a fee at the annual rate of 0.55% of the first $250 million of the Series' average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, and 0.425% of average daily net assets in excess of $1.5 billion.
   All of the capital stock of N&B Management is owned by individuals who are also principals of Neuberger, a member firm of The New York Stock Exchange and sub-adviser to the Series. Neuberger is retained by N&B Management to furnish it with investment recommendations and research information without added cost to the Series. Several individuals who are officers and/or trustees of Managers Trust are also principals of Neuberger and/or officers and/or directors of N&B Management.
   The Series has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Custodian fees, was a reduction of $132.

NOTE C -- SECURITIES TRANSACTIONS:
   During the six months ended June 30, 1998, there were purchase and sale transactions (excluding short-term securities) of $13,262,363 and $3,711,834, respectively.
   During the six months ended June 30, 1998, brokerage commissions on securities transactions amounted to $13,218, of which Neuberger received $6,083, and other brokers received $7,135.
   In addition, Neuberger's share of the total interest income earned for the six months ended June 30, 1998, from the collateralization of securities loaned to or through Neuberger was $354.

NOTE D -- COMBINED LINE OF CREDIT:
   Effective June 1, 1998, the Series was a holder of an unsecured $100,000,000 combined line of credit with State Street Bank and Trust Company, to be used only for temporary or emergency purposes. Interest is charged on borrowings under this agreement at the overnight Federal Funds Rate plus 0.75% per annum. A facility fee of 0.07%

Advisers Managers Trust                                June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
          AMT Mid-Cap Growth Investments
per annum of the available line of credit is charged, of which the Series has agreed to pay its pro rata share, based on the ratio of its net assets to the net assets of all participants at the time the fee is due and payable. The fee is paid quarterly in arrears. No compensating balance is required. Other investment companies managed by N&B Management also participate in the line of credit on the same terms. Because several investment companies participate, there is no assurance that the Series will have access to the entire $100,000,000 at any particular time. The Series had no loans outstanding pursuant to this line of credit at June 30, 1998, nor had the Series utilized this line of credit at anytime prior to that date.

NOTE E -- UNAUDITED FINANCIAL INFORMATION:
   The financial information included in this interim report is taken from the records of the Series without audit by independent auditors. Annual reports contain audited financial statements.

FINANCIAL HIGHLIGHTS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Mid-Cap Growth Investments

                                                                Six Months
                                                                   Ended            Period from
                                                                 June 30,       November 3, 1997(1)
                                                                   1998           to December 31,
                                                                (UNAUDITED)            1997
                                                                -----------------------------------
RATIOS TO AVERAGE NET ASSETS:
    Gross Expenses(2)(3)                                             1.19%               5.97%
                                                                -----------------------------------
    Net Expenses(3)                                                  1.19%               5.92%
                                                                -----------------------------------
    Net Investment Loss(3)                                           (.36%)             (4.08%)
                                                                -----------------------------------
Portfolio Turnover Rate                                                60%                 20%
                                                                -----------------------------------
Average Commission Rate Paid                                      $0.0550             $0.0550
                                                                -----------------------------------
Net Assets, End of Period (in millions)                             $14.9                $1.6
                                                                -----------------------------------

1) The date investment operations commenced.

2) The Series is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

3) Annualized.